Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases
Schedule of lease liabilities remaining operating leases

	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023

Operating lease cost	$—	$70,862	$109,184
Short-term lease cost	200,625	53,891	105,517
Total	$200,625	$124,753	$214,701